Schedule of Investments - October 31, 2025 (unaudited)

Kansas Municipal Fund

	Principal	Fair
	Amount	Value
MUNICIPAL BONDS (98.7%)^
Education (9.5%)
KANSAS DEVELOPMENT FINANCE AUTHORITY 4.000% 04/01/2045 CALLABLE @ 100.000 04/01/2032	1,000,000	$938,230
KANSAS DEVELOPMENT FINANCE AUTHORITY 4.000% 04/01/2046 CALLABLE @ 100.000 04/01/2032	1,000,000	929,400
KANSAS DEVELOPMENT FINANCE AUTHORITY 4.000% 07/01/2036 CALLABLE @ 100.000 07/01/2031	2,000,000	2,028,940
WASHBURN UNIVERSITY/TOPEKA KS 5.000% 07/01/2038 CALLABLE @ 100.000 07/01/2035	275,000	306,809
WASHBURN UNIVERSITY/TOPEKA KS 5.000% 07/01/2040 CALLABLE @ 100.000 07/01/2035	325,000	356,096
WASHBURN UNIVERSITY/TOPEKA KS 5.000% 07/01/2042 CALLABLE @ 100.000 07/01/2035	335,000	359,572
		4,919,047
General Obligation (47.8%)
ATCHISON COUNTY UNIFIED SCHOOL DISTRICT NO 409 5.000% 09/01/2042 CALLABLE @ 100.000 09/01/2031	610,000	645,423
CITY OF BEL AIRE KS 4.000% 11/01/2036 CALLABLE @ 100.000 11/01/2031	285,000	296,876
CITY OF BELLE PLAINE KS 4.000% 09/01/2027 CALLABLE @ 100.000 09/01/2025	500,000	497,795
BUTLER COUNTY UNIFIED SCHOOL DISTRICT NO 205 BLUESTEM 5.250% 09/01/2042 CALLABLE @ 100.000 09/01/2032	1,520,000	1,647,938
BUTLER COUNTY UNIFIED SCHOOL DISTRICT NO 402 AUGUSTA 5.250% 09/01/2042 CALLABLE @ 100.000 09/01/2034	600,000	655,452
COWLEY COUNTY UNIFIED SCHOOL DISTRICT NO 465 WINFIELD 5.000% 09/01/2038 CALLABLE @ 100.000 09/01/2033	200,000	219,786
COWLEY COUNTY UNIFIED SCHOOL DISTRICT NO 465 WINFIELD 5.000% 09/01/2048 CALLABLE @ 100.000 09/01/2033	500,000	524,280
DOUGLAS COUNTY UNIFIED SCHOOL DISTRICT NO 348 BALDWIN CITY 5.000% 09/01/2044 CALLABLE @ 100.000 09/01/2031	400,000	413,688
DOUGLAS COUNTY UNIFIED SCHOOL DISTRICT NO 491 EUDORA 5.000% 09/01/2042 CALLABLE @ 100.000 09/01/2032	1,000,000	1,052,680
CITY OF EDGERTON KS 4.000% 08/01/2037 CALLABLE @ 100.000 08/01/2031	300,000	312,858
CITY OF EMPORIA KS 4.000% 09/01/2038 CALLABLE @ 100.000 09/01/2032	500,000	518,695
CITY OF GODDARD KS 4.000% 10/01/2045 CALLABLE @ 100.000 10/01/2032	365,000	337,326
GREELEY COUNTY UNIFIED SCHOOL DISTRICT NO 200 5.250% 09/01/2043 CALLABLE @ 100.000 09/01/2035	510,000	549,321
HARVEY COUNTY UNIFIED SCHOOL DISTRICT 440 HALSTEAD BENTLEY 5.000% 09/01/2049 CALLABLE @ 100.000 09/01/2031	1,000,000	1,039,110
HARVEY COUNTY UNIFIED SCHOOL DISTRICT NO 460 HESSTON 5.000% 09/01/2031	410,000	459,151
JEFFERSON COUNTY UNIFIED SCHOOL DISTRICT NO 343 PERRY 5.500% 09/01/2038 CALLABLE @ 100.000 09/01/2030	265,000	286,383
JEFFERSON COUNTY UNIFIED SCHOOL DISTRICT NO 343 PERRY 5.500% 09/01/2043 CALLABLE @ 100.000 09/01/2030	1,000,000	1,053,130
JEFFERSON COUNTY UNIFIED SCHOOL DISTRICT NO 343 PERRY 5.500% 09/01/2048 CALLABLE @ 100.000 09/01/2030	1,000,000	1,051,650
JOHNSON & MIAMI COUNTIES UNIFIED SCHOOL DISTRICT NO 230 SPRING HILLS 5.000% 09/01/2039 CALLABLE @ 100.000 09/01/2027	2,000,000	2,087,900
JOHNSON & MIAMI COUNTIES UNIFIED SCHOOL DISTRICT NO 230 SPRING HILLS 6.000% 09/01/2044 CALLABLE @ 100.000 09/01/2035	750,000	864,405
JOHNSON & MIAMI COUNTIES UNIFIED SCHOOL DISTRICT NO 230 SPRING HILLS 6.000% 09/01/2045 CALLABLE @ 100.000 09/01/2035	700,000	802,515
JOHNSON COUNTY UNIFIED SCHOOL DISTRICT NO 231 GARDNER EDGERTON 5.000% 10/01/2042 CALLABLE @ 100.000 10/01/2034	1,000,000	1,079,120
CITY OF MANHATTAN KS 4.000% 11/01/2044 CALLABLE @ 100.000 11/01/2034	880,000	843,735
MIAMI COUNTY UNIFIED SCHOOL DISTRICT NO 367 5.250% 09/01/2042 CALLABLE @ 100.000 09/01/2034	425,000	460,003
MIAMI COUNTY UNIFIED SCHOOL DISTRICT NO 367 5.250% 09/01/2043 CALLABLE @ 100.000 09/01/2034	475,000	510,364
PRATT COUNTY UNIFIED SCHOOL DISTRICT NO 382 PRATT 5.000% 09/01/2038 CALLABLE @ 100.000 09/01/2033	500,000	554,880
PRATT COUNTY UNIFIED SCHOOL DISTRICT NO 382 PRATT 5.000% 09/01/2042 CALLABLE @ 100.000 09/01/2033	1,035,000	1,112,097
RAWLINS COUNTY UNIFIED SCHOOL DISTRICT NO 105 4.000% 09/01/2045 CALLABLE @ 100.000 09/01/2031	1,000,000	956,520
SALINA AIRPORT AUTHORITY 4.000% 09/01/2043 CALLABLE @ 100.000 09/01/2032	265,000	259,347
SEDGWICK COUNTY UNIFIED SCHOOL DISTRICT NO 262 VALLEY CENTER 4.500% 09/01/2044 CALLABLE @ 100.000 09/01/2031	650,000	662,025
SHAWNEE COUNTY UNIFIED SCHOOL DISTRICT NO 372 SILVER LAKE 5.500% 09/01/2043 CALLABLE @ 100.000 09/01/2030	650,000	688,025
SHAWNEE COUNTY UNIFIED SCHOOL DISTRICT NO 372 SILVER LAKE 5.500% 09/01/2048 CALLABLE @ 100.000 09/01/2030	780,000	813,376
CITY OF SOUTH HUTCHINSON KS 4.000% 10/01/2038 CALLABLE @ 100.000 10/01/2025	355,000	355,419
CITY OF WAMEGO KS 5.250% 09/01/2042 CALLABLE @ 100.000 09/01/2035	845,000	936,142
CITY OF WICHITA KS 4.750% 09/01/2027	180,000	179,782
		24,727,197
Health Care (5.4%)
ASHLAND PUBLIC BUILDING COMMISSION 5.000% 09/01/2030	1,020,000	1,020,653
ASHLAND PUBLIC BUILDING COMMISSION 5.000% 09/01/2035	500,000	501,210
CITY OF COLBY KS 5.500% 07/01/2026 CALLABLE @ 100.000 01/01/2026	750,000	750,518
UNIVERSITY OF KANSAS HOSPITAL AUTHORITY 5.000% 09/01/2035 CALLABLE @ 100.000 09/01/2025	500,000	500,790
		2,773,171
Housing (9.1%)
KANSAS DEVELOPMENT FINANCE AUTHORITY 4.700% 03/01/2043	2,000,000	2,066,440
KANSAS DEVELOPMENT FINANCE AUTHORITY 4.170% 11/01/2041	1,429,966	1,443,422
COUNTY OF SHAWNEE KS 4.700% 07/01/2044 CALLABLE @ 100.000 07/01/2033	700,000	703,528
COUNTY OF SHAWNEE KS 5.000% 07/01/2049 CALLABLE @ 100.000 07/01/2033	500,000	505,880
		4,719,270
Other Revenue (15.4%)
BLUE VALLEY RECREATION COMMISSION 5.000% 04/01/2045 CALLABLE @ 100.000 04/01/2035	1,000,000	1,081,920
BLUE VALLEY RECREATION COMMISSION 5.000% 04/01/2045 CALLABLE @ 100.000 04/01/2035	975,000	1,054,872
DICKSON COUNTY PUBLIC BUILDING COMMISSION 4.000% 08/01/2038 CALLABLE @ 100.000 08/01/2028	750,000	752,820
GARDEN CITY KS 5.375% 06/01/2039 CALLABLE @ 100.000 06/01/2030	1,500,000	1,516,575
CITY OF MANHATTAN KS 4.500% 12/01/2025	120,000	120,044
CITY OF MANHATTAN KS 5.000% 12/01/2032	1,000,000	1,000,520
COUNTY OF SHAWNEE KS 5.000% 09/01/2033 CALLABLE @ 100.000 09/01/2032	230,000	258,497
COUNTY OF SHAWNEE KS 5.500% 09/01/2034 CALLABLE @ 100.000 09/01/2032	210,000	244,816
CITY OF WICHITA KS 4.000% 09/01/2038 CALLABLE @ 100.000 09/01/2027	760,000	753,038
#WYANDOTTE COUNTY KANSAS CITY UNIFIED GOVERNMENT 5.500% 03/01/2041 CALLABLE @ 100.000 03/01/2035	500,000	486,485
WYANDOTTE COUNTY KANSAS CITY UNIFIED GOVERNMENT 5.250% 03/01/2046 CALLABLE @ 100.000 03/01/2034	750,000	717,413
		7,987,000
Transportation (2.1%)
STATE OF KANSAS DEPARTMENT OF TRANSPORTATION 5.000% 09/01/2042 CALLABLE @ 100.000 09/01/2034	1,000,000	1,095,800
		1,095,800
Utilities (9.4%)
CHISHOLM CREEK UTILITY AUTHORITY 4.000% 09/01/2043 CALLABLE @ 100.000 09/01/2035	1,000,000	950,840
KANSAS MUNICIPAL ENERGY AGENCY 5.000% 04/01/2038 CALLABLE @ 100.000 04/01/2026	1,000,000	1,007,530
KANSAS POWER POOL 4.000% 12/01/2031 CALLABLE @ 100.000 12/01/2025	500,000	500,520
KANSAS POWER POOL 4.000% 12/01/2041 CALLABLE @ 100.000 12/01/2029	500,000	492,910
CITY OF OLATHE KS STORMWATER REVENUE 4.000% 10/01/2044 CALLABLE @ 100.000 10/01/2032	445,000	430,653
CITY OF WAMEGO KS ELECTRIC UTILITY SYSTEM REVENUE 5.250% 09/01/2041 CALLABLE @ 100.000 09/01/2035	1,355,000	1,481,286
		4,863,739

TOTAL MUNICIPAL BONDS (COST: $50,533,516)		$51,085,224
OTHER ASSETS LESS LIABILITIES (1.3%)		$656,962
NET ASSETS (100.0%)		$51,742,186
^All portfolio securities are issued securities from the state of Kansas.
#When-issued purchase as of October 31, 2024.

The accompanying notes are an integral part of these financial statements.

Schedule of Investments | Kansas Municipal Fund | October 31, 2025 (unaudited)

NOTE: INVESTMENT IN SECURITIES (unaudited)
At October 31, 2025, the net unrealized appreciation/(depreciation) based on the cost of investments for federal income tax purposes was as follows:

Kansas Municipal Fund
Investments at cost	$50,533,516
Unrealized appreciation	$882,370
Unrealized depreciation	(330,662)
Net unrealized appreciation/(depreciation)*	$551,708

*Differences between financial reporting-basis and tax-basis unrealized appreciation/(depreciation) are due to differing treatment of wash sales and market discount.

NOTE: FAIR VALUE MEASUREMENTS (unaudited)

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in three broad levels: Level 1 inputs are based on quoted prices in active markets for identical securities. Level 2 inputs are based on significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc). Level 3 inputs are based on significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The following is a summary of the inputs used to value the Funds’ investments as of October 31, 2025:

Kansas Municipal Fund
	Level 1	Level 2	Level 3	Total
Municipal Bonds	$-	$51,085,224	$-	$51,085,224
Total	$-	$51,085,224	$-	$51,085,224

Schedule of Investments | Kansas Municipal Fund | October 31, 2025 (unaudited)